Report Of The Directors Financial Review Risk Report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ (2,880,751)	$ (2,621,427)
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,300
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	4,500	2,900
Increase (decrease) in financial assets	1,500	131
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	4,500	2,000
Increase (decrease) in financial assets	(200)	75
Allowance for ECL | Wholesale | – UK
Disclosure of financial assets [line items]
Financial assets	$ 2,077	$ 725
Central scenario ECL | – UK
Disclosure of financial assets [line items]
Probability	40.00%
Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Central scenario ECL | Allowance for ECL | Retail | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (300)	$ (200)
Central scenario ECL | Allowance for ECL | Wholesale | – UK
Disclosure of financial assets [line items]
Financial assets	1,514	536
Central scenario ECL | Allowance for ECL | Wholesale | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (900)	$ (300)
Downside scenario , worst outcome | – UK
Disclosure of financial assets [line items]
Probability	40.00%
Downside scenario , worst outcome | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Downside scenario , worst outcome | Maximum | – UK
Disclosure of financial assets [line items]
Probability	100.00%
Downside scenario , worst outcome | Allowance for ECL | Retail | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 300	$ 100
Downside scenario , worst outcome | Allowance for ECL | Retail | Maximum | – UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	200
Downside scenario , worst outcome | Allowance for ECL | Wholesale | – UK
Disclosure of financial assets [line items]
Financial assets	2,271	635
Downside scenario , worst outcome | Allowance for ECL | Wholesale | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,000	$ 0
Downside scenario , worst outcome | Allowance for ECL | Wholesale | Maximum | – UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 200
Additional Downside scenario | – UK
Disclosure of financial assets [line items]
Probability	15.00%
Additional Downside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Additional Downside scenario | Maximum | – UK
Disclosure of financial assets [line items]
Probability	100.00%
Additional Downside scenario | Allowance for ECL | Retail | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1,300
Additional Downside scenario | Allowance for ECL | Retail | Maximum | – UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	500
Additional Downside scenario | Allowance for ECL | Wholesale | – UK
Disclosure of financial assets [line items]
Financial assets	3,869
Additional Downside scenario | Allowance for ECL | Wholesale | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	5,900
Additional Downside scenario | Allowance for ECL | Wholesale | Maximum | – UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1,800